INCOME TAXES	12 Months Ended
Sep. 30, 2022
Major components of tax expense (income) [abstract]
INCOME TAXES [Text Block]

12. INCOME TAXES

A reconciliation of the expected income tax recovery to the actual income tax recovery is as follows:

	September 30, 2022	September 30, 2021	September 30, 2020
	$	$	$
Net loss	(14,964,941)	(8,650,763)	(480,377)
Statutory tax rate	27.26%	27.75%	27%
Expected income tax recovery	(4,079,645)	(2,400,311)	(129,702)
Deductible and non-deductible items	21,093	(256,939)	42,136
Change in deferred tax assets not recognized	4,058,552	2,657,250	87,566
Total income tax recovery	-	-	-

The Company has the following deductible temporary differences for which no deferred tax has been recognized:

	September 30, 2022	September 30, 2021
	$	$
Non-capital losses	23,360,000	9,976,000
Share issue costs	1,726,000	1,448,000
Intangible assets	-	(1,000)
Valuation allowance	(25,086,000)	(11,423,000)
Net deferred income tax assets	-	-

The Company has Canadian non-capital losses of approximately $21,545,000 (2021 - $9,940,000), US non-capital losses of $ 188,000 (2021 - $30,000) and Australian non-capital losses of $1,627,000 (2021- $7,000), which may be carried forward and applied against taxable income in future years. Future tax benefits which may arise as a result of these losses have not been recognized in these financial statements and have been offset by a valuation allowance.

The Company's Canadian non-capital loss carry-forwards expire as follows:

Year of Origin	Year of Expiry	Non-Capital Losses
		$
2019	2039	42,000
2020	2040	298,000
2021	2041	8,133,000
2022	2042	14,887,000
		23,360,000